13. Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss
	12.31.18	12.31.17

Current
Government bonds	3,285,799	1,829,888
Money market funds	95,751	2,448,120
Total current	3,381,550	4,278,008